SCHNEIDER SMALL CAP VALUE FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

	Number of Shares	Value
COMMON STOCKS — 98.5%
Auto Parts & Equipment — 8.6%
Adient PLC*	90,749	$1,543,640
Banks — 12.2%
Cadence BanCorp	150,149	1,211,702
OFG Bancorp	513	6,233
Synovus Financial Corp.	50,568	970,400
		2,188,335
Chemicals — 17.3%
Koppers Holdings, Inc.*	69,562	1,152,642
Olin Corp.	21,336	256,672
Tronox Holdings PLC, Class A	57,476	381,641
UNIVAR, Inc.*	76,266	1,179,072
Venator Materials PLC*	104,280	136,607
		3,106,634
Commercial Services — 7.0%
Herc Holdings, Inc.*	38,847	1,107,140
Hudson Global, Inc.*	17,414	150,805
		1,257,945
Consumer Discretionary — 0.6%
Brinker International, Inc.*(a)	3,600	94,860
Children's Place, Inc., (The)*(a)	200	8,328
		103,188
Department Stores — 1.8%
Kohl's Corp.*(a)	17,000	326,740
Information Technology — 6.7%
Intevac, Inc.*	232,914	1,213,482
Insurance — 9.5%
Assured Guaranty Ltd.	8,391	217,579
Brighthouse Financial, Inc.*	44,709	1,328,304
Kingstone Cos., Inc.	38,647	170,047
		1,715,930
Manufacturing — 7.8%
Intrepid Potash, Inc.*(a)	124,604	153,263
Manitowoc Company, Inc., (The)*	24,687	230,823
Modine Manufacturing Co.*	11,312	60,519
REV Group, Inc.*(a)	156,549	954,949
		1,399,554
Mining — 0.6%
Cameco Corp.	10,500	114,135
Oil & Gas — 11.2%
Battalion Oil Corp.*	4,585	26,547
Range Resources Corp.*(a)	32,392	194,028
SM Energy Co.(a)	255,743	900,215
Transocean Ltd.*(a)	676,180	899,320
		2,020,110
Oil & Gas Services — 0.8%
NexTier Oilfield Solutions, Inc.*	41,363	119,953
Weatherford International Plc*	8,000	16,000
		135,953
Pharmaceuticals — 0.4%
Mylan NV*(a)	4,500	76,815
Plastics Product Manufacturing — 0.6%
Newell Brands, Inc.	7,770	102,176
Real Estate Investment Trust — 6.1%
Alexander & Baldwin, Inc.*	16,991	193,868
Boardwalk Real Estate Investment Trust	44,491	913,400
		1,107,268
Semiconductors — 1.6%
Kulicke & Soffa Industries, Inc.	12,491	279,299
Telecommunications — 2.7%
Aviat Networks, Inc.*	30,541	465,445
UTStarcom Holdings Corp.*	15,755	29,619
		495,064
Transportation — 3.0%
Delta Air Lines, Inc.*	17,436	439,562
Scorpio Tankers, Inc.	1,811	32,127
US Xpress Enterprises, Inc., Class A*	12,460	63,546
		535,235
TOTAL COMMON STOCKS
(Cost $24,007,842)		17,721,503
EXCHANGE TRADED FUNDS — 1.5%
Investment Companies — 1.5%
Invesco S&P SmallCap 600 Pure Value ETF	6,200	276,547
TOTAL EXCHANGE TRADED FUNDS
(Cost $229,979)		276,547
WARRANTS — 0.0%
Oil & Gas — 0.0%
Battalion Oil Corp. Expiration Date October 8, 2022*(b)	6,153	–
Battalion Oil Corp. Expiration Date October 8, 2022*(b)	4,922	–
Battalion Oil Corp. Expiration Date October 8, 2022*(b)	7,911	–
TOTAL WARRANTS
(Cost $0)		–

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL — 14.9%
Mount Vernon Liquid Assets Portfolio, LLC, 0.33%	2,682,270	2,682,270
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING COLLATERAL
(Cost $2,682,270)		2,682,270
TOTAL INVESTMENTS — 114.9%
(Cost $26,920,091)		20,680,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (14.9)%		(2,678,978)
NET ASSETS — 100.0%		$18,001,342

*	Non-income producing security.
PLC	Public Limited Company
(a)	All or a portion of the security is on loan. At May 31, 2020, the market value of securities on loan was $3,608,518.
(b)
Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors as of May 31, 2020, these securities amounted to $0 or 0.0% of net assets.

Industry classifications may be different than those used for compliance monitoring purposes.

SCHNEIDER SMALL CAP VALUE FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2020 (UNAUDITED)

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.

• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of inputs used, as of the end of the reporting period, in valuing the Fund’s investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3		INVESTMENTS MEASURED AT NET ASSET VALUE*
Common Stocks	$17,721,503	$17,721,503	$-	$-		$-
Exchange Traded Funds	$276,547	$276,547
Warrants	-	-	-	-	**	-
Investments Purchased with Proceeds from Securities Lending Collateral	2,682,270	-	-	-		2,682,270
Total Investments***	$20,680,320	$17,998,050	$-	$-		$2,682,270

*
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.

**	Value equals zero as of the end of the reporting period.
***	Please refer to the Portfolio of Investments for further details.

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

During the current fiscal period, the Fund had no Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.